Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	55 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000232072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		2.59%	(1.90%)
Without Sales Load [Member] | C000232072
Average Annual Return [Line Items]
Average Annual Return, Percent		5.15%	(1.34%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	0.18%